PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EMPLOYEE RETIREMENT SAVINGS PLAN
PARTY-IN-INTEREST TRANSACTIONS
PARTY-IN-INTEREST TRANSACTIONS

(4) PARTY-IN-INTEREST TRANSACTIONS

Certain Plan investments include shares of mutual funds managed by Fidelity, the Plan’s trustee. As a result, these transactions qualify as party-in-interest transactions. Fees paid by Plan participants to Fidelity for investment management and other transaction-related services totaled $823,003 and $823,846 for the years ended December 31, 2025 and 2024, respectively.

As of December 31, 2025 and 2024, the Plan held 95,188 and 104,852 shares, respectively, of the Company’s common stock, with a cost basis of $10,406,133 and $10,699,557, respectively. During the years ended December 31, 2025 and 2024, the Plan recorded dividend income from the Company totaling $267,388 and $268,348, respectively.